Personnel expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Classes of employee benefits expense [abstract]
Salaries	R$ 99,216	R$ 104,987	R$ 308,371	R$ 295,709
Benefits	(82,648)	(39,492)	(168,988)	(110,018)
Social security charges	27,839	31,451	85,642	86,928
Others	958	302	6,321	1,163
Personnel expenses	R$ 210,661	R$ 176,232	R$ 569,322	R$ 493,818